Other Accounts Payable and Accrued Expenses (Details) - Schedule of other accounts payable and accrued expenses - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Accounts Payable and Accrued Expenses [Abstract]
Account payables	$ 72	$ 107
Accrued expenses	152	165
Total accounts payable and accrued expenses	$ 224	$ 272